Guarantees, Commitments and Contingencies Guarantees, Commitments and Contingencies, Rent Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 12.3	$ 19.5	$ 18.8
Rental Credits associated with Leased Transportation Assets	25.4	23.1	21.9
Operating Leases, Future Minimum Payments Due, Current	29.0
Operating Leases, Future Minimum Payments, Due in Two Years	30.8
Operating Leases, Future Minimum Payments, Due in Three Years	30.6
Operating Leases, Future Minimum Payments, Due in Four Years	21.3
Operating Leases, Future Minimum Payments, Due in Five Years	13.2
Operating Leases, Future Minimum Payments, Due Thereafter	25.5
Transportation Equipment [Member]
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due	$ 88.0